Leases ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Leases
Leases

8.    Leases

The Group has operating leases mainly for offices in China. For the year ended December 31, 2019, operating lease costs and short-term lease costs were RMB94,929 and RMB34,255, respectively. There were no leasing costs other than the operating lease costs and short-term lease costs for the year ended December 31, 2019.

A maturity analysis of the Company's operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities recognized on the condensed consolidated balance sheet was as below:

	Rental
	RMB	US$

2020	142,058	20,405
2021	150,231	21,579
2022	128,731	18,491
2023	94,598	13,588
2024 and after	97,558	14,013
Total undiscounted cash flows	613,176	88,076
Less: imputed interest	(68,849)	(9,888)
Present value of lease liabilities	544,327	78,188

As of December 31, 2019, the Company had no operating leases that had not yet commenced. The weighted average remaining lease terms of the right-of-use assets was 4.37 years.

A weighted average incremental borrowing rate of 5.36% was adopted on the commencement date in determining the present value of lease payments.

Other supplemental information related to leases is summarized below:

	For the years ended December 31,
	2019	2019
	RMB	US$

Operating cash flows for operating leases	76,130	10,935
ROU assets obtained in exchange for new operating lease liabilities	402,646	57,836

8.    Leases

The Group has operating leases mainly for offices in China. For the year ended December 31, 2019, operating lease costs and short-term lease costs were RMB94,929 and RMB34,255, respectively. There were no leasing costs other than the operating lease costs and short-term lease costs for the year ended December 31, 2019.

A maturity analysis of the Company's operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities recognized on the condensed consolidated balance sheet was as below:

	Rental
	RMB	US$

2020	142,058	20,405
2021	150,231	21,579
2022	128,731	18,491
2023	94,598	13,588
2024 and after	97,558	14,013
Total undiscounted cash flows	613,176	88,076
Less: imputed interest	(68,849)	(9,888)
Present value of lease liabilities	544,327	78,188

As of December 31, 2019, the Company had no operating leases that had not yet commenced. The weighted average remaining lease terms of the right-of-use assets was 4.37 years.

A weighted average incremental borrowing rate of 5.36% was adopted on the commencement date in determining the present value of lease payments.

Other supplemental information related to leases is summarized below:

	For the years ended December 31,
	2019	2019
	RMB	US$

Operating cash flows for operating leases	76,130	10,935
ROU assets obtained in exchange for new operating lease liabilities	402,646	57,836

Provision For Prepayments Made On Behalf Of Merchants	$ 1,692	¥ 11,782	¥ 2,155